UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868

Signature, Place and Date of Signing:

/s/ Peter Hofbauer            New York, New York            November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total: $935,402
                                         (thousands)

List of Other Included Managers:

No.            Form 13F File Number          Name

1.             28-10575                      Delta Offshore, Ltd.
2.             28-10576                      Delta Institutional, LP
3.             28-10829                      Trafelet & Company Advisors, LLC

                                                     FORM 13F INFORMATION TABLE

13F Report: (09/30/04) Trafelet & Company, LLC
                                                                Value
                                                                  x      Shares    SH/   Put/   Invest   Other  Voting Authority
            Issuer                Type            Cusip          1000    Prn Amt   PRN   Call   Discre   Mngrs  Sole    Shared  None
99 CENTS ONLY STORES COM          COM             65440K106      4269    300000   SH           SOLE     1,2,3   300000    0     0
ALLEGHENY TECHNOLOGIES INC        COM             01741R102     28288   1550000   SH           SOLE     1,2,3  1550000    0     0
AMERICREDIT CORP                  COM             03060R101     30276   1450000   SH           SOLE     1,2,3  1450000    0     0
BALDOR ELEC CO                    COM             057741100      1656     70000   SH           SOLE     1,2,3    70000    0     0
BLUEPHOENIX SOLUTIONS LTD         SHS             M20157109      1511    351500   SH           SOLE     1,2,3   351500    0     0
BORG WARNER INC                   COM             099724106      3247     75000   SH           SOLE     1,2,3    75000    0     0
CAMECO CORP                       COM             13321L108      5943     75000   SH           SOLE     1,2,3    75000    0     0
CANDIES INC                       COM             137409108      6755   1419200   SH           SOLE     1,2,3  1419200    0     0
CENTURY ALUM CO                   COM             156431108     29979   1081100   SH           SOLE     1,2,3  1081100    0     0
CHICAGO MERCANTILE HLDGS INC      COM             167760107     16130    100000   SH           SOLE     1,2,3   100000    0     0
CNA FINL CORP                     COM             126117100      5354    223000   SH           SOLE     1,2,3   223000    0     0
COAST FINL HLDGS INC              COM             190354100      1996    130000   SH           SOLE     1,2,3   130000    0     0
COINSTAR INC                      COM             19259P300      2330    100000   SH           SOLE     1,2,3   100000    0     0
COLUMBUS MCKINNON CORP N Y        COM             199333105      4614    509300   SH           SOLE     1,2,3   509300    0     0
CONSOL ENERGY INC                 COM             20854P109     17445    500000   SH           SOLE     1,2,3   500000    0     0
DELTA PETE CORP                   COM NEW         247907207      8681    665700   SH           SOLE     1,2,3   665700    0     0
E TRADE FINANCIAL CORP            COM             269246104      8565    750000   SH           SOLE     1,2,3   750000    0     0
FIRST CASH FINANCIAL SVCS INC     COM             31942D107      3192    159350   SH           SOLE     1,2,3   159350    0     0
FRIEDMAN BILLINGS RAMSEY GROUP    CL A            358434108      4775    250000   SH           SOLE     1,2,3   250000    0     0
GLOBAL INDS LTD                   COM             379336100     12360   2000000   SH           SOLE     1,2,3  2000000    0     0
HARVEST NATURAL RESOURCES IN      COM             41754V103     33502   2018200   SH           SOLE     1,2,3  2018200    0     0
HUB GROUP INC                     CL A            443320106     11995    322000   SH           SOLE     1,2,3   322000    0     0
ICON PUB LTD CO                   SPONSORED ADR   45103T107      4787    145400   SH           SOLE     1,2,3   145400    0     0
IMAX CORP                         COM             45245E109      2948    523700   SH           SOLE     1,2,3   523700    0     0
JARDEN CORP                       COM             471109108     44879   1229900   SH           SOLE     1,2,3  1229900    0     0
KMART HLDG CORPORATION            COM             498780105    101964   1165700   SH           SOLE     1,2,3  1165700    0     0
KMART HLDG CORPORATION            CALL            498780905      48109    550000         CALL   SOLE     1,2,3   550000    0     0
MASCO CORP                        COM             574599106     22859    662000   SH           SOLE     1,2,3   662000    0     0
MAXCOR FINL GROUP INC             COM             57772G100      3061    342100   SH           SOLE     1,2,3   342100    0     0
NRG ENERGY INC                    COM             629377508     24246    900000   SH           SOLE     1,2,3   900000    0     0
NTL INC DEL                       COM             62940M104     13317    214555   SH           SOLE     1,2,3   214555    0     0
PACIFIC SUNWEAR CALIF INC         COM             694873100     12630    600000   SH           SOLE     1,2,3   600000    0     0
PENN NATL GAMING INC              COM             707569109     16443    407000   SH           SOLE     1,2,3   407000    0     0
PETROHAWK ENERGY CORP             COM             716495106      3133    372950   SH           SOLE     1,2,3   372950    0     0
PRECISION CASTPARTS CORP          COM             740189105     24020    400000   SH           SOLE     1,2,3   400000    0     0
QUESTAR CORP                      COM             748356102     21765    475000   SH           SOLE     1,2,3   475000    0     0
REDWOOD TR INC                    COM             758075402     32777    525100   SH           SOLE     1,2,3   525100    0     0
SCIENTIFIC GAMES CORP             CL A            80874P109     39755   2081400   SH           SOLE     1,2,3  2081400    0     0
SHOPKO STORES INC                 COM             824911101     11101    637600   SH           SOLE     1,2,3   637600    0     0
TECNOMATIX TECHNOLOGIES LTD       ORD             M8743P105      1175    102210   SH           SOLE     1,2,3   102210    0     0
TRM CORP                          COM             872636105     14288    750000   SH           SOLE     1,2,3   750000    0     0
TXU CORP                          COM             873168108     21564    450000   SH           SOLE     1,2,3   450000    0     0
ULTRA PETROLEUM CORP              COM             903914109     87746   1788900   SH           SOLE     1,2,3  1788900    0     0
ULTRA PETROLEUM CORP              CALL            903914909      63765   1300000         CALL   SOLE     1,2,3  1300000    0     0
USEC INC                          COM             90333E108      4667    450000   SH           SOLE     1,2,3   450000    0     0
VALUEVISION MEDIA INC             CL A            92047K107      8875    662800   SH           SOLE     1,2,3   662800    0     0
VITRAN INC                        COM             92850E107      3826    257300   SH           SOLE     1,2,3   257300    0     0
WABASH NATL CORP                  COM             929566107      8104    295000   SH           SOLE     1,2,3   295000    0     0
WESTCORP INC                      COM             957907108     30223    710800   SH           SOLE     1,2,3   710800    0     0
WILSONS THE LEATHER EXPERTS       COM             972463103     11206   2163300   SH           SOLE     1,2,3  2163300    0     0
XM SATELLITE RADIO HLDGS INC      PUT             983759951       9306    300000         PUT    SOLE     1,2,3   300000    0     0
          Records  51                             Ttl Mkt Val   935402

03388.0003 #525113